Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

June 30, 2019

Dates Covered
Collections Period	06/01/19 - 06/30/19
Interest Accrual Period	06/17/19 - 07/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/19	884,218,551.62	42,391
Yield Supplement Overcollateralization Amount 05/31/19	53,121,573.63	0
Receivables Balance 05/31/19	937,340,125.25	42,391
Principal Payments	27,435,762.09	1,000
Defaulted Receivables	1,116,914.61	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/19	50,924,513.39	0
Pool Balance at 06/30/19	857,862,935.16	41,351

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.82%
Prepayment ABS Speed	1.35%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	5,439,117.92	240
Past Due 61-90 days	1,519,310.04	74
Past Due 91-120 days	217,874.09	16
Past Due 121+ days	0.00	0
Total	7,176,302.05	330

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.79%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	644,921.78
Aggregate Net Losses/(Gains) - June 2019	471,992.83
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.60%
Prior Net Losses Ratio	0.70%
Second Prior Net Losses Ratio	0.17%
Third Prior Net Losses Ratio	0.55%
Four Month Average	0.51%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.17%

Overcollateralization Target Amount	9,865,423.75
Actual Overcollateralization	9,865,423.75
Weighted Average APR	3.97%
Weighted Average APR, Yield Adjusted	6.56%
Weighted Average Remaining Term	58.84

Flow of Funds	$ Amount

Collections	31,050,110.06
Investment Earnings on Cash Accounts	7,308.47
Servicing Fee	(781,116.77)
Transfer to Collection Account	-
Available Funds	30,276,301.76

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,082,151.97
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	617,103.12
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,570,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,865,423.75
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,008,990.59

Total Distributions of Available Funds	30,276,301.76

Servicing Fee	781,116.77
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 06/17/19	874,050,038.28
Principal Paid	26,052,526.87
Note Balance @ 07/15/19	847,997,511.41

Class A-1
Note Balance @ 06/17/19	49,380,038.28
Principal Paid	26,052,526.87
Note Balance @ 07/15/19	23,327,511.41
Note Factor @ 07/15/19	11.0556926%

Class A-2
Note Balance @ 06/17/19	348,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	348,000,000.00
Note Factor @ 07/15/19	100.0000000%

Class A-3
Note Balance @ 06/17/19	347,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	347,000,000.00
Note Factor @ 07/15/19	100.0000000%

Class A-4
Note Balance @ 06/17/19	82,950,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	82,950,000.00
Note Factor @ 07/15/19	100.0000000%

Class B
Note Balance @ 06/17/19	31,150,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	31,150,000.00
Note Factor @ 07/15/19	100.0000000%

Class C
Note Balance @ 06/17/19	15,570,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	15,570,000.00
Note Factor @ 07/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,214,784.30
Total Principal Paid	26,052,526.87
Total Paid	28,267,311.17

Class A-1
Coupon	2.72616%
Interest Paid	104,702.80
Principal Paid	26,052,526.87
Total Paid to A-1 Holders	26,157,229.67

Class A-2
Coupon	3.02000%
Interest Paid	875,800.00
Principal Paid	0.00
Total Paid to A-2 Holders	875,800.00

Class A-3
Coupon	3.04000%
Interest Paid	879,066.67
Principal Paid	0.00
Total Paid to A-3 Holders	879,066.67

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.1385039
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.1552395
Total Distribution Amount	27.2937434

A-1 Interest Distribution Amount	0.4962218
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	123.4716913
Total A-1 Distribution Amount	123.9679131

A-2 Interest Distribution Amount	2.5166667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	2.5166667

A-3 Interest Distribution Amount	2.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.5333333

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	23.69
Noteholders' Third Priority Principal Distributable Amount	597.64
Noteholders' Principal Distributable Amount	378.67

Account Balances	$ Amount

Reserve Account
Balance as of 06/17/19	2,595,670.49
Investment Earnings	4,950.31
Investment Earnings Paid	(4,950.31)
Deposit/(Withdrawal)	-
Balance as of 07/15/19	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49